SHARE CAPITAL - Stock options (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHARE CAPITAL
Stock options excluded from the calculation of diluted earnings per share	5.6	8.6